UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   February 14, 2012
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$227,974 (thousands)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE                        Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: December 31, 2011                                                                       Item 8:
             Item 1:                  Item 2:      Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
             Name of                 Title of       CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other     (a)    (b)  (c)
             Issuer                    Class        Number    Market      or     Prn  Call Discr.   Mgrs     Sole   SharedNone
                                                              Value   Principal
                                                             (X$1000)   Amount
AMERICAN CAP MTG INVT COR        COM              02504A104        547    29,089  SH        SOLE              29,089
AMERICAN EXPRESS CO              COM              025816109      1,345    28,509  SH        SOLE              28,509
C&J ENERGY SVCS INC              COM              12467B304     11,609   554,677  SH        SOLE             554,677
CARMIKE CINEMAS INC              COM               143436400     1,914   278,261  SH        SOLE             278,261
CARRIZO OIL & CO INC             COM               144577103     1,294    49,100  SH        SOLE              49,100
CHARTER COMMUNICATIONS IN        CL A             16117M305      8,738   153,454  SH        SOLE             153,454
COBALT INTL ENERGY INC           COM              19075F106      1,959   126,200  SH        SOLE             126,200
COMVERSE TECHNOLOGY INC          COM PAR $0.10     205862402     7,192 1,048,467  SH        SOLE           1,048,467
DEVON ENERGY CORP NEW            COM              25179M103      1,538    24,800  SH        SOLE              24,800
DFC GLOBAL CORP                  COM              23324T107      1,844   102,107  SH        SOLE             102,107
EBAY INC                         COM               278642103     6,583   217,059  SH        SOLE             217,059
ENERGY XXI (BERMUDA) LTD         USD UNRS SHS     G10082140      2,337    73,300  SH        SOLE              73,300
EQUINIX INC                      COM              29444U502     10,592   104,461  SH        SOLE             104,461
FIFTH THIRD BANCORP              COM               316773100     6,019   473,195  SH        SOLE             473,195
GOODRICH CORP                    COM               382388106     4,965    40,139  SH        SOLE              40,139
HORSEHEAD HLDG CORP              COM               440694305     3,425   380,141  SH        SOLE             380,141
INTRALINKS HLDGS INC             COM              46118H104      1,030   165,000  SH        SOLE             165,000
INTUIT                           COM               461202103     5,405   102,772  SH        SOLE             102,772
LAS VEGAS SANDS CORP             COM               517834107    13,142   307,551  SH        SOLE             307,551
LONE PINE RES INC                COM              54222A106      7,951 1,134,236  SH        SOLE           1,134,236
MARKET VECTORS ETF TR            GOLD MINER ETF   57060U100      8,473   164,741  SH        SOLE             164,741
MEDLEY CAP CORP                  COM              58503F106      2,350   225,989  SH        SOLE             225,989
MOTOROLA MOBILITY HLDGS I        COM               620097105     5,433   140,024  SH        SOLE             140,024
NCR CORP NEW                     COM              62886E108      7,200   437,404  SH        SOLE             437,404
PENNANTPARK FLOATING RATE        COM              70806A106        965    93,644  SH        SOLE              93,644
PHARMASSET INC                   COM              71715N106      1,667    13,000  SH        SOLE              13,000
PHARMASSET INC                   COM              71715N906     19,230   150,000  SH   CAL  SOLE             150,000
PINNACLE ENTMT INC               COM               723456109     2,642   260,059  SH        SOLE             260,059
PLAINS EXPL& PRODTN CO           COM               726505100    17,136   466,674  SH        SOLE             466,674
REALD INC                        COM              75604L105      1,051   132,310  SH        SOLE             132,310
STONE ENERGY CORP                COM               861642106     1,161    44,000  SH        SOLE              44,000
TRANSOCEAN LTD                   REG SHS          H8817H100      5,190   135,200  SH        SOLE             135,200
TW TELECOM INC                   COM              87311L104      5,384   277,794  SH        SOLE             277,794
VODAFONE GROUP PLC NEW           SPONS ADR        92857W209      7,263   259,118  SH        SOLE             259,118
WELLS FARGO & CO NEW             COM               949746101     5,404   196,065  SH        SOLE             196,065
WYNDHAM WORLDWIDE CORP           COM              98310W108     20,497   541,820  SH        SOLE             541,820
WYNN RESORTS LTD                 COM              983134107   10057.02     91022SH        SOLE                 91022
XL GROUP PLC                     SHS              G98290102  4749.8018    240253SH        SOLE                240253
YAHOO INC                        COM              984332106  2694.3071    167037SH        SOLE                167037
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